Maturity analysis of assets, liabilities and off-balance sheet commitments (Details) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial assets
Cash and balances at central banks	[1]	$ 180,624	$ 128,009	$ 98,934
Items in the course of collection from other banks	[1]	6,628	5,003	5,768
Hong Kong Government certificates of indebtedness		34,186	31,228
Trading assets		287,995	235,125
Financial assets designated at fair value		29,464	24,756
Derivatives		219,818	290,872
Loans and advances to banks		90,393	88,126
Loans and advances to customers		962,964	861,504	924,454
– personal		374,762	337,826
– corporate and commercial		516,754	460,209
– financial		71,448	63,469
Reverse repurchase agreements – non-trading		201,553	160,974
Financial investments		389,076	436,797
Accrued income and other financial assets		31,084	30,902
Financial assets		2,433,785	2,293,296
Non-financial assets		87,986	81,690
Total assets		2,521,771	2,374,986	2,409,656
Off-balance sheet commitments received
Loan and other credit-related commitments		5,899	4,973
Financial liabilities
Hong Kong currency notes in circulation		34,186	31,228
Deposits from banks		69,922	59,939
Customer accounts		1,364,462	1,272,386	1,289,586
– personal		701,433	641,597
– corporate and commercial		492,895	469,864
– financial		170,134	160,925
Repurchase agreements – non-trading		130,002	88,958
Items in the course of transmission to other banks	[1]	6,850	5,977	5,638
Trading liabilities		184,361	153,691
Financial liabilities designated at fair value		94,429	86,832
Derivatives		216,821	279,819
Debt securities in issue		64,546	65,915
Accruals and other financial liabilities		35,334	33,720
Subordinated liabilities		19,826	20,984
Financial liabilities		2,220,739	2,099,449
Non-financial liabilities		103,161	92,959
Total liabilities		2,323,900	2,192,408
Off-balance sheet commitments given
Loan and other credit-related commitments		685,589	655,843
Customer accounts, insured by guarantee schemes		386,417	343,782
HSBC Holdings
Financial assets
– balances with HSBC undertakings		1,985	247	$ 242
Derivatives		2,388	2,148
Loans and advances to banks		76,627	77,421
Loans and advances to HSBC undertakings designated at fair value		11,944	0
Financial investments		4,264	3,590
Accrued income and other financial assets		127	119
Financial assets		97,335	83,525
Non-financial assets		94,399	97,273
Total assets		191,734	180,798
Financial liabilities
Amounts owed to HSBC undertakings		2,571	2,157
Financial liabilities designated at fair value		30,890	30,113
Derivatives		3,082	5,025
Debt securities in issue		34,258	21,805
Accruals and other financial liabilities		1,052	1,507
Subordinated liabilities		15,877	15,189
Financial liabilities		87,730	75,796
Non-financial liabilities		217	144
Total liabilities		87,947	75,940
Off-balance sheet commitments given
Loan and other credit-related commitments		0	0
– personal
Off-balance sheet commitments given
Loan and other credit-related commitments		194,310	183,810
– corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments		434,125	403,476
– financial
Off-balance sheet commitments given
Loan and other credit-related commitments		57,154	68,557
Debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value		4,569	6,003
Debt securities in issue		48	126
Debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value		59,790	51,109
Debt securities in issue		56,808	54,680
Subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value		24,290	23,583
Subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value		13,394	13,347
Other
Financial liabilities
Financial liabilities designated at fair value		5,780	6,137
Debt securities in issue: secured
Financial liabilities
Debt securities in issue		7,690	11,109
Debt securities
Financial liabilities
Financial liabilities		169,639	155,683
Debt securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value		17,496	16,766
Financial liabilities		51,754	38,571
Due not more than 1 month
Financial assets
Cash and balances at central banks		180,624	128,009
Items in the course of collection from other banks		6,628	5,003
Hong Kong Government certificates of indebtedness		34,186	31,228
Trading assets		284,781	232,550
Financial assets designated at fair value		612	176
Derivatives		218,103	287,749
Loans and advances to banks		61,968	59,636
Loans and advances to customers		195,577	167,531
– personal		42,593	39,295
– corporate and commercial		124,669	108,906
– financial		28,315	19,330
Reverse repurchase agreements – non-trading		144,244	115,942
Financial investments		31,981	36,932
Accrued income and other financial assets		19,259	16,885
Financial assets		1,177,963	1,081,641
Non-financial assets		0	0
Total assets		1,177,963	1,081,641
Off-balance sheet commitments received
Loan and other credit-related commitments		2,431	2,813
Financial liabilities
Hong Kong currency notes in circulation		34,186	31,228
Deposits from banks		56,829	46,306
Customer accounts		1,269,003	1,180,641
– personal		648,040	590,654
– corporate and commercial		458,937	436,666
– financial		162,026	153,321
Repurchase agreements – non-trading		113,208	82,330
Items in the course of transmission to other banks		6,850	5,977
Trading liabilities		145,028	121,707
Financial liabilities designated at fair value		80	1,659
Derivatives		213,011	274,965
Debt securities in issue		6,081	4,708
Accruals and other financial liabilities		18,009	19,052
Subordinated liabilities		0	12
Financial liabilities		1,862,285	1,768,585
Non-financial liabilities		0	0
Total liabilities		1,862,285	1,768,585
Off-balance sheet commitments given
Loan and other credit-related commitments		628,070	609,923
Due not more than 1 month | HSBC Holdings
Financial assets
– balances with HSBC undertakings		1,985	247
Derivatives		1,952	1,702
Loans and advances to banks		4,861	16,372
Loans and advances to HSBC undertakings designated at fair value
Financial investments		17	40
Accrued income and other financial assets		0	12
Financial assets		8,815	18,373
Non-financial assets		0	0
Total assets		8,815	18,373
Financial liabilities
Amounts owed to HSBC undertakings		120	2,052
Financial liabilities designated at fair value		0	0
Derivatives		2,008	3,841
Debt securities in issue		0	0
Accruals and other financial liabilities		439	75
Subordinated liabilities		0	0
Financial liabilities		2,567	5,968
Non-financial liabilities		0	0
Total liabilities		2,567	5,968
Off-balance sheet commitments given
Loan and other credit-related commitments		0	0
Due not more than 1 month | – personal
Off-balance sheet commitments given
Loan and other credit-related commitments		187,545	177,462
Due not more than 1 month | – corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments		388,778	366,573
Due not more than 1 month | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments		51,747	65,888
Due not more than 1 month | Debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value		0	1,587
Debt securities in issue		0	0
Due not more than 1 month | Debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value		55	25
Debt securities in issue		2,602	1,501
Due not more than 1 month | Subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value		0	0
Due not more than 1 month | Subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value		0	0
Due not more than 1 month | Other
Financial liabilities
Financial liabilities designated at fair value		25	47
Due not more than 1 month | Debt securities in issue: secured
Financial liabilities
Debt securities in issue		3,479	3,207
Due not more than 1 month | Debt securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value		0	0
Due over 1 month but not more than 3 months
Financial assets
Cash and balances at central banks		0	0
Items in the course of collection from other banks		0	0
Hong Kong Government certificates of indebtedness		0	0
Trading assets		1,432	758
Financial assets designated at fair value		93	182
Derivatives		162	149
Loans and advances to banks		10,665	13,404
Loans and advances to customers		65,469	61,693
– personal		9,126	7,812
– corporate and commercial		50,532	48,333
– financial		5,811	5,548
Reverse repurchase agreements – non-trading		30,289	25,525
Financial investments		51,487	59,826
Accrued income and other financial assets		5,795	8,050
Financial assets		165,392	169,587
Non-financial assets		0	0
Total assets		165,392	169,587
Off-balance sheet commitments received
Loan and other credit-related commitments		0	0
Financial liabilities
Hong Kong currency notes in circulation		0	0
Deposits from banks		1,961	4,075
Customer accounts		44,129	45,245
– personal		22,938	22,222
– corporate and commercial		16,496	17,460
– financial		4,695	5,563
Repurchase agreements – non-trading		14,042	2,707
Items in the course of transmission to other banks		0	0
Trading liabilities		2,026	2,053
Financial liabilities designated at fair value		281	958
Derivatives		79	39
Debt securities in issue		6,295	8,598
Accruals and other financial liabilities		9,547	8,172
Subordinated liabilities		1,918	0
Financial liabilities		80,278	71,847
Non-financial liabilities		0	0
Total liabilities		80,278	71,847
Off-balance sheet commitments given
Loan and other credit-related commitments		38,736	29,752
Due over 1 month but not more than 3 months | HSBC Holdings
Financial assets
– balances with HSBC undertakings		0	0
Derivatives		0	0
Loans and advances to banks		13,039	0
Loans and advances to HSBC undertakings designated at fair value		0
Financial investments		3	2
Accrued income and other financial assets		4	0
Financial assets		13,046	2
Non-financial assets		0	0
Total assets		13,046	2
Financial liabilities
Amounts owed to HSBC undertakings		2,405	0
Financial liabilities designated at fair value		0	0
Derivatives		0	0
Debt securities in issue		0	0
Accruals and other financial liabilities		395	1,268
Subordinated liabilities		1,918	0
Financial liabilities		4,718	1,268
Non-financial liabilities		0	0
Total liabilities		4,718	1,268
Off-balance sheet commitments given
Loan and other credit-related commitments		0	0
Due over 1 month but not more than 3 months | – personal
Off-balance sheet commitments given
Loan and other credit-related commitments		2,001	1,835
Due over 1 month but not more than 3 months | – corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments		32,011	26,650
Due over 1 month but not more than 3 months | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments		4,724	1,267
Due over 1 month but not more than 3 months | Debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value		0	0
Debt securities in issue		0	0
Due over 1 month but not more than 3 months | Debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value		95	15
Debt securities in issue		6,291	7,775
Due over 1 month but not more than 3 months | Subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value		0	0
Due over 1 month but not more than 3 months | Subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value		0	0
Due over 1 month but not more than 3 months | Other
Financial liabilities
Financial liabilities designated at fair value		186	943
Due over 1 month but not more than 3 months | Debt securities in issue: secured
Financial liabilities
Debt securities in issue		4	823
Due over 1 month but not more than 3 months | Debt securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value		0	0
Due over 3 months but not more than 6 months
Financial assets
Cash and balances at central banks		0	0
Items in the course of collection from other banks		0	0
Hong Kong Government certificates of indebtedness		0	0
Trading assets		642	230
Financial assets designated at fair value		230	75
Derivatives		97	207
Loans and advances to banks		4,212	4,494
Loans and advances to customers		49,860	47,664
– personal		8,483	6,723
– corporate and commercial		36,046	35,180
– financial		5,331	5,761
Reverse repurchase agreements – non-trading		7,951	10,378
Financial investments		31,634	30,403
Accrued income and other financial assets		2,050	1,737
Financial assets		96,676	95,188
Non-financial assets		0	0
Total assets		96,676	95,188
Off-balance sheet commitments received
Loan and other credit-related commitments		3,335	2,050
Financial liabilities
Hong Kong currency notes in circulation		0	0
Deposits from banks		1,097	2,085
Customer accounts		21,596	19,187
– personal		13,489	12,024
– corporate and commercial		6,983	6,178
– financial		1,124	985
Repurchase agreements – non-trading		1,592	2,871
Items in the course of transmission to other banks		0	0
Trading liabilities		2,177	1,423
Financial liabilities designated at fair value		2,094	1,396
Derivatives		141	39
Debt securities in issue		5,228	8,280
Accruals and other financial liabilities		2,798	2,392
Subordinated liabilities		73	143
Financial liabilities		36,796	37,816
Non-financial liabilities		0	0
Total liabilities		36,796	37,816
Off-balance sheet commitments given
Loan and other credit-related commitments		3,310	3,010
Due over 3 months but not more than 6 months | HSBC Holdings
Financial assets
– balances with HSBC undertakings		0	0
Derivatives		0	0
Loans and advances to banks		3,145	0
Loans and advances to HSBC undertakings designated at fair value		0
Financial investments		0	0
Accrued income and other financial assets		0	0
Financial assets		3,145	0
Non-financial assets		0	0
Total assets		3,145	0
Financial liabilities
Amounts owed to HSBC undertakings		46	0
Financial liabilities designated at fair value		0	0
Derivatives		0	0
Debt securities in issue		0	0
Accruals and other financial liabilities		157	142
Subordinated liabilities		0	0
Financial liabilities		203	142
Non-financial liabilities		0	0
Total liabilities		203	142
Off-balance sheet commitments given
Loan and other credit-related commitments		0	0
Due over 3 months but not more than 6 months | – personal
Off-balance sheet commitments given
Loan and other credit-related commitments		340	89
Due over 3 months but not more than 6 months | – corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments		2,782	2,839
Due over 3 months but not more than 6 months | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments		188	82
Due over 3 months but not more than 6 months | Debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value		0	303
Debt securities in issue		0	1
Due over 3 months but not more than 6 months | Debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value		2,087	1,091
Debt securities in issue		5,228	7,386
Due over 3 months but not more than 6 months | Subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value		0	0
Due over 3 months but not more than 6 months | Subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value		0	0
Due over 3 months but not more than 6 months | Other
Financial liabilities
Financial liabilities designated at fair value		7	2
Due over 3 months but not more than 6 months | Debt securities in issue: secured
Financial liabilities
Debt securities in issue		0	893
Due over 3 months but not more than 6 months | Debt securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value		0	0
Due over 6 months but not more than 9 months
Financial assets
Cash and balances at central banks		0	0
Items in the course of collection from other banks		0	0
Hong Kong Government certificates of indebtedness		0	0
Trading assets		0	415
Financial assets designated at fair value		162	178
Derivatives		124	96
Loans and advances to banks		2,344	2,375
Loans and advances to customers		34,107	30,115
– personal		7,441	5,928
– corporate and commercial		22,932	21,317
– financial		3,734	2,870
Reverse repurchase agreements – non-trading		2,194	5,220
Financial investments		13,446	16,800
Accrued income and other financial assets		358	407
Financial assets		52,735	55,606
Non-financial assets		0	0
Total assets		52,735	55,606
Off-balance sheet commitments received
Loan and other credit-related commitments		0	0
Financial liabilities
Hong Kong currency notes in circulation		0	0
Deposits from banks		616	665
Customer accounts		11,570	10,277
– personal		6,810	5,823
– corporate and commercial		3,712	3,951
– financial		1,048	503
Repurchase agreements – non-trading		160	50
Items in the course of transmission to other banks		0	0
Trading liabilities		2,130	1,845
Financial liabilities designated at fair value		271	3
Derivatives		140	112
Debt securities in issue		5,795	5,996
Accruals and other financial liabilities		749	833
Subordinated liabilities		36	61
Financial liabilities		21,467	19,842
Non-financial liabilities		0	0
Total liabilities		21,467	19,842
Off-balance sheet commitments given
Loan and other credit-related commitments		1,777	1,897
Due over 6 months but not more than 9 months | HSBC Holdings
Financial assets
– balances with HSBC undertakings		0	0
Derivatives		0	0
Loans and advances to banks		5	0
Loans and advances to HSBC undertakings designated at fair value		0
Financial investments		0	0
Accrued income and other financial assets		0	0
Financial assets		5	0
Non-financial assets		0	0
Total assets		5	0
Financial liabilities
Amounts owed to HSBC undertakings		0	0
Financial liabilities designated at fair value		0	0
Derivatives		0	0
Debt securities in issue		0	0
Accruals and other financial liabilities		39	22
Subordinated liabilities		0	0
Financial liabilities		39	22
Non-financial liabilities		0	0
Total liabilities		39	22
Off-balance sheet commitments given
Loan and other credit-related commitments		0	0
Due over 6 months but not more than 9 months | – personal
Off-balance sheet commitments given
Loan and other credit-related commitments		343	262
Due over 6 months but not more than 9 months | – corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments		1,322	1,350
Due over 6 months but not more than 9 months | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments		112	285
Due over 6 months but not more than 9 months | Debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value		209	0
Debt securities in issue		0	71
Due over 6 months but not more than 9 months | Debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value		62	3
Debt securities in issue		5,795	5,811
Due over 6 months but not more than 9 months | Subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value		0	0
Due over 6 months but not more than 9 months | Subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value		0	0
Due over 6 months but not more than 9 months | Other
Financial liabilities
Financial liabilities designated at fair value		0	0
Due over 6 months but not more than 9 months | Debt securities in issue: secured
Financial liabilities
Debt securities in issue		0	114
Due over 6 months but not more than 9 months | Debt securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value		0	0
Due over 9 months but not more than 1 year
Financial assets
Cash and balances at central banks		0	0
Items in the course of collection from other banks		0	0
Hong Kong Government certificates of indebtedness		0	0
Trading assets		1,140	1,172
Financial assets designated at fair value		197	363
Derivatives		42	110
Loans and advances to banks		1,502	1,765
Loans and advances to customers		37,176	30,362
– personal		7,492	6,799
– corporate and commercial		26,577	19,573
– financial		3,107	3,990
Reverse repurchase agreements – non-trading		3,960	2,350
Financial investments		17,647	19,564
Accrued income and other financial assets		411	462
Financial assets		62,075	56,148
Non-financial assets		0	0
Total assets		62,075	56,148
Off-balance sheet commitments received
Loan and other credit-related commitments		0	0
Financial liabilities
Hong Kong currency notes in circulation		0	0
Deposits from banks		157	489
Customer accounts		10,757	8,325
– personal		5,727	4,786
– corporate and commercial		3,970	3,082
– financial		1,060	457
Repurchase agreements – non-trading		0	0
Items in the course of transmission to other banks		0	0
Trading liabilities		3,077	3,013
Financial liabilities designated at fair value		2,798	1,701
Derivatives		202	273
Debt securities in issue		9,240	4,610
Accruals and other financial liabilities		717	519
Subordinated liabilities		132	497
Financial liabilities		27,080	19,427
Non-financial liabilities		0	0
Total liabilities		27,080	19,427
Off-balance sheet commitments given
Loan and other credit-related commitments		4,087	3,253
Due over 9 months but not more than 1 year | HSBC Holdings
Financial assets
– balances with HSBC undertakings		0	0
Derivatives		0	0
Loans and advances to banks		2	0
Loans and advances to HSBC undertakings designated at fair value		0
Financial investments		0	0
Accrued income and other financial assets		0	0
Financial assets		2	0
Non-financial assets		0	0
Total assets		2	0
Financial liabilities
Amounts owed to HSBC undertakings		0	0
Financial liabilities designated at fair value		0	0
Derivatives		0	0
Debt securities in issue		1,081	0
Accruals and other financial liabilities		7	0
Subordinated liabilities		0	0
Financial liabilities		1,088	0
Non-financial liabilities		0	0
Total liabilities		1,088	0
Off-balance sheet commitments given
Loan and other credit-related commitments		0	0
Due over 9 months but not more than 1 year | – personal
Off-balance sheet commitments given
Loan and other credit-related commitments		1,583	1,896
Due over 9 months but not more than 1 year | – corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments		2,309	904
Due over 9 months but not more than 1 year | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments		195	453
Due over 9 months but not more than 1 year | Debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value		0	0
Debt securities in issue		1	1
Due over 9 months but not more than 1 year | Debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value		2,797	1,700
Debt securities in issue		8,239	4,280
Due over 9 months but not more than 1 year | Subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value		0	0
Due over 9 months but not more than 1 year | Subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value		0	0
Due over 9 months but not more than 1 year | Other
Financial liabilities
Financial liabilities designated at fair value		1	1
Due over 9 months but not more than 1 year | Debt securities in issue: secured
Financial liabilities
Debt securities in issue		1,000	329
Due over 9 months but not more than 1 year | Debt securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value		0	0
Due over 1 year but not more than 2 years
Financial assets
Cash and balances at central banks		0	0
Items in the course of collection from other banks		0	0
Hong Kong Government certificates of indebtedness		0	0
Trading assets		0	0
Financial assets designated at fair value		556	749
Derivatives		234	704
Loans and advances to banks		5,799	2,879
Loans and advances to customers		93,065	85,144
– personal		23,552	22,664
– corporate and commercial		61,785	54,739
– financial		7,728	7,741
Reverse repurchase agreements – non-trading		1,072	479
Financial investments		40,582	50,255
Accrued income and other financial assets		652	421
Financial assets		141,960	140,631
Non-financial assets		0	0
Total assets		141,960	140,631
Off-balance sheet commitments received
Loan and other credit-related commitments		133	110
Financial liabilities
Hong Kong currency notes in circulation		0	0
Deposits from banks		361	422
Customer accounts		4,527	4,709
– personal		2,753	3,484
– corporate and commercial		1,705	1,200
– financial		69	25
Repurchase agreements – non-trading		0	0
Items in the course of transmission to other banks		0	0
Trading liabilities		5,038	6,219
Financial liabilities designated at fair value		4,215	5,046
Derivatives		504	506
Debt securities in issue		6,725	10,953
Accruals and other financial liabilities		1,007	885
Subordinated liabilities		273	1,788
Financial liabilities		22,650	30,528
Non-financial liabilities		0	0
Total liabilities		22,650	30,528
Off-balance sheet commitments given
Loan and other credit-related commitments		3,436	2,514
Due over 1 year but not more than 2 years | HSBC Holdings
Financial assets
– balances with HSBC undertakings		0	0
Derivatives		80	0
Loans and advances to banks		1,134	167
Loans and advances to HSBC undertakings designated at fair value		0
Financial investments		0	0
Accrued income and other financial assets		0	0
Financial assets		1,214	167
Non-financial assets		0	0
Total assets		1,214	167
Financial liabilities
Amounts owed to HSBC undertakings		0	0
Financial liabilities designated at fair value		2,349	2,167
Derivatives		110	0
Debt securities in issue		0	953
Accruals and other financial liabilities		3	0
Subordinated liabilities		0	1,693
Financial liabilities		2,462	4,813
Non-financial liabilities		0	0
Total liabilities		2,462	4,813
Off-balance sheet commitments given
Loan and other credit-related commitments		0	0
Due over 1 year but not more than 2 years | – personal
Off-balance sheet commitments given
Loan and other credit-related commitments		1,033	1,114
Due over 1 year but not more than 2 years | – corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments		2,403	996
Due over 1 year but not more than 2 years | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments		0	404
Due over 1 year but not more than 2 years | Debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value		212	207
Debt securities in issue		3	3
Due over 1 year but not more than 2 years | Debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value		1,654	4,839
Debt securities in issue		5,622	9,068
Due over 1 year but not more than 2 years | Subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value		2,349	0
Due over 1 year but not more than 2 years | Subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value		2,349	2,167
Due over 1 year but not more than 2 years | Other
Financial liabilities
Financial liabilities designated at fair value		0	0
Due over 1 year but not more than 2 years | Debt securities in issue: secured
Financial liabilities
Debt securities in issue		1,100	1,882
Due over 1 year but not more than 2 years | Debt securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value		0	0
Due over 2 years but not more than 5 years
Financial assets
Cash and balances at central banks		0	0
Items in the course of collection from other banks		0	0
Hong Kong Government certificates of indebtedness		0	0
Trading assets		0	0
Financial assets designated at fair value		2,068	2,486
Derivatives		592	1,056
Loans and advances to banks		2,491	2,298
Loans and advances to customers		218,784	192,787
– personal		61,238	53,620
– corporate and commercial		144,451	126,890
– financial		13,095	12,277
Reverse repurchase agreements – non-trading		4,598	1,080
Financial investments		90,366	104,933
Accrued income and other financial assets		513	1,033
Financial assets		319,412	305,673
Non-financial assets		0	0
Total assets		319,412	305,673
Off-balance sheet commitments received
Loan and other credit-related commitments		0	0
Financial liabilities
Hong Kong currency notes in circulation		0	0
Deposits from banks		7,393	4,842
Customer accounts		2,257	3,500
– personal		1,557	2,483
– corporate and commercial		641	967
– financial		59	50
Repurchase agreements – non-trading		1,000	1,000
Items in the course of transmission to other banks		0	0
Trading liabilities		12,814	9,010
Financial liabilities designated at fair value		22,468	17,989
Derivatives		1,107	1,471
Debt securities in issue		22,767	19,432
Accruals and other financial liabilities		1,569	1,299
Subordinated liabilities		3,595	5,056
Financial liabilities		74,970	63,599
Non-financial liabilities		0	0
Total liabilities		74,970	63,599
Off-balance sheet commitments given
Loan and other credit-related commitments		3,824	4,280
Due over 2 years but not more than 5 years | HSBC Holdings
Financial assets
– balances with HSBC undertakings		0	0
Derivatives		0	93
Loans and advances to banks		29,560	14,204
Loans and advances to HSBC undertakings designated at fair value		2,411
Financial investments		1,798	838
Accrued income and other financial assets		0	0
Financial assets		33,769	15,135
Non-financial assets		0	0
Total assets		33,769	15,135
Financial liabilities
Amounts owed to HSBC undertakings		0	105
Financial liabilities designated at fair value		11,491	5,845
Derivatives		183	592
Debt securities in issue		10,354	4,822
Accruals and other financial liabilities		1	0
Subordinated liabilities		0	0
Financial liabilities		22,029	11,364
Non-financial liabilities		0	0
Total liabilities		22,029	11,364
Off-balance sheet commitments given
Loan and other credit-related commitments		0	0
Due over 2 years but not more than 5 years | – personal
Off-balance sheet commitments given
Loan and other credit-related commitments		952	747
Due over 2 years but not more than 5 years | – corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments		2,804	3,410
Due over 2 years but not more than 5 years | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments		68	123
Due over 2 years but not more than 5 years | Debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value		2,494	1,348
Debt securities in issue		10	24
Due over 2 years but not more than 5 years | Debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value		19,505	14,056
Debt securities in issue		21,843	16,728
Due over 2 years but not more than 5 years | Subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value		459	2,578
Due over 2 years but not more than 5 years | Subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value		0	0
Due over 2 years but not more than 5 years | Other
Financial liabilities
Financial liabilities designated at fair value		10	7
Due over 2 years but not more than 5 years | Debt securities in issue: secured
Financial liabilities
Debt securities in issue		914	2,680
Due over 2 years but not more than 5 years | Debt securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value		11,491	5,845
More than 5 years
Financial assets
Cash and balances at central banks		0	0
Items in the course of collection from other banks		0	0
Hong Kong Government certificates of indebtedness		0	0
Trading assets		0	0
Financial assets designated at fair value		25,546	20,547
Derivatives		464	801
Loans and advances to banks		1,412	1,275
Loans and advances to customers		268,926	246,208
– personal		214,837	194,985
– corporate and commercial		49,762	45,271
– financial		4,327	5,952
Reverse repurchase agreements – non-trading		7,245	0
Financial investments		111,933	118,084
Accrued income and other financial assets		2,046	1,907
Financial assets		417,572	388,822
Non-financial assets		87,986	81,690
Total assets		505,558	470,512
Off-balance sheet commitments received
Loan and other credit-related commitments		0	0
Financial liabilities
Hong Kong currency notes in circulation		0	0
Deposits from banks		1,508	1,055
Customer accounts		623	502
– personal		119	121
– corporate and commercial		451	360
– financial		53	21
Repurchase agreements – non-trading		0	0
Items in the course of transmission to other banks		0	0
Trading liabilities		12,071	8,421
Financial liabilities designated at fair value		62,222	58,080
Derivatives		1,637	2,414
Debt securities in issue		2,415	3,338
Accruals and other financial liabilities		938	568
Subordinated liabilities		13,799	13,427
Financial liabilities		95,213	87,805
Non-financial liabilities		103,161	92,959
Total liabilities		198,374	180,764
Off-balance sheet commitments given
Loan and other credit-related commitments		2,349	1,214
More than 5 years | HSBC Holdings
Financial assets
– balances with HSBC undertakings		0	0
Derivatives		356	353
Loans and advances to banks		24,881	46,678
Loans and advances to HSBC undertakings designated at fair value		9,533
Financial investments		2,446	2,710
Accrued income and other financial assets		123	107
Financial assets		37,339	49,848
Non-financial assets		94,399	97,273
Total assets		131,738	147,121
Financial liabilities
Amounts owed to HSBC undertakings		0	0
Financial liabilities designated at fair value		17,050	22,101
Derivatives		781	592
Debt securities in issue		22,823	16,030
Accruals and other financial liabilities		11	0
Subordinated liabilities		13,959	13,496
Financial liabilities		54,624	52,219
Non-financial liabilities		217	144
Total liabilities		54,841	52,363
Off-balance sheet commitments given
Loan and other credit-related commitments		0	0
More than 5 years | – personal
Off-balance sheet commitments given
Loan and other credit-related commitments		513	405
More than 5 years | – corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments		1,716	754
More than 5 years | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments		120	55
More than 5 years | Debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value		1,654	2,558
Debt securities in issue		34	26
More than 5 years | Debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value		33,535	29,380
Debt securities in issue		1,188	2,131
More than 5 years | Subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value		21,482	21,005
More than 5 years | Subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value		11,045	11,180
More than 5 years | Other
Financial liabilities
Financial liabilities designated at fair value		5,551	5,137
More than 5 years | Debt securities in issue: secured
Financial liabilities
Debt securities in issue		1,193	1,181
More than 5 years | Debt securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value		$ 6,005	$ 10,921

[1]	At 31 December 2017 $39,830m (2016: $35,501m) was not available for use by HSBC, of which $21,424m (2016: $21,108m) related to mandatory deposits at central banks.